Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Noncancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 137	$ 266
2015	408	57
2016	202	55
2017	4	4
2018	4	4
Thereafter	2	2
Total	$ 757	$ 388